Organization and Description of the Business	12 Months Ended
Dec. 31, 2012
Organization and Description of the Business
1.	Organization and Description of the Business

Knight Capital Group, Inc. (collectively with its subsidiaries, “Knight” or the “Company”) is a global financial services firm that provides access to the capital markets across multiple asset classes to a broad network of clients, including broker dealers, institutions and corporations. The Company seeks to continually apply its expertise and innovation to the market making and trading process to build lasting client relationships through consistent performance and superior client service. In the first quarter of 2013, the Company changed from four operating segments: (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other to three operating segments: (i) Market Making; (ii) Global Execution Services; and (iii) Corporate and Other. This change was made to better reflect the Company’s client offerings, changes in senior management, the combination of the institutional equities sales teams and how the businesses are managed. As of March 31, 2013, the Company’s operating segments comprised the following:

Market Making

The Market Making segment principally consists of market making in global equities and listed domestic options. As a market maker, the Company commits capital for trade executions by offering to buy securities from, or sell securities to, institutions and broker-dealers. The Market Making segment primarily includes client, and to a lesser extent, non-client market making activities in which the Company operates as a market maker in equity securities quoted and traded on the Nasdaq Stock Market; the over-the-counter (“OTC”) market for New York Stock Exchange (“NYSE”), NYSE Amex Equities (“NYSE Amex”), NYSE Arca listed securities; and several European exchanges. As a complement to electronic market making, the Company’s cash trading business handles specialized orders and also transacts on the OTC Bulletin Board, marketplaces operated by the OTC Markets Group Inc. and the Alternative Investment Market (“AIM”) of the London Stock Exchange. The segment also provides trade executions as an equities Designated Market Maker (“DMM”) on the NYSE and NYSE Amex. The Market Making segment also includes the Company’s option market making business which trades on substantially all domestic electronic exchanges.

Global Execution Services

The Global Execution Services segment offers access via its electronic agency-based platforms to markets and self-directed trading in equities, options, fixed income, foreign exchange and futures. In contrast to Market Making, the Global Execution Services segment generally does not act as a principal to transactions that are executed within this segment however, it will commit capital on behalf of clients, as needed, and generally earns commissions for acting as agent between the principals to the trade. Global Execution Services includes equity sales and trading (including exchange traded funds (“ETFs”)), reverse mortgage origination and securitization and asset management. This segment also facilitates client orders through program, block, and riskless principal trades and provides capital markets services, including equity offerings as well as private placements. The Global Execution Services segment also includes the futures commission merchant (“FCM”) business, which comprises certain assets and liabilities that the Company acquired or assumed from the futures division of Penson Financial Services, Inc. on June 1, 2012. This business provides futures execution and clearing services on major U.S. and European futures and options exchanges for clients.

Corporate and Other

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and all other income and expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support the Company’s other segments such as self-clearing services, including stock lending activities.

Discontinued Operations

During the first quarter of 2013, the Company agreed to sell its institutional fixed income sales and trading business, which operates in the United States and the United Kingdom, to Stifel, Nicolaus & Company, Inc (“Stifel”). The Company expects to complete the transaction during the second quarter of 2013. As a result, this business is considered to be held for sale and its results of operations have been reported as discontinued operations. Discontinued operations also include the Company’s correspondent clearing business, which the Company announced that it was discontinuing in the first quarter of 2013 and costs associated with shutting down the Company’s former Deephaven Capital Management business which was discontinued in 2009. See Footnote 5 “Business held for sale and discontinued operations” for further discussion.